Goodwill and Intangibles - Schedule of Future Amortization Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
The remainder of 2020	$ 47,784
Finite-Lived Intangible Asset, Expected Amortization, Year One	190,783	$ 188,007
Finite-Lived Intangible Asset, Expected Amortization, Year Two	188,246	187,456
Finite-Lived Intangible Asset, Expected Amortization, Year Three	184,713	184,961
Finite-Lived Intangible Asset, Expected Amortization, Year Four	183,761	181,462
Thereafter	794,178	958,710
Finite-lived intangible assets, Net Carrying Value	$ 1,589,465	$ 1,700,596	$ 1,878,356